Stock Options (Details) In Thousands, except Share data, unless otherwise specified		9 Months Ended		9 Months Ended
	Sep. 30, 2012 EUR (€)	Sep. 30, 2012 Stock Option 2011 Plan [Member] USD ($)	Sep. 30, 2012 Stock Option 2011 Plan [Member] EUR (€)	Sep. 30, 2012 Stock Option 2011 Plan [Member] Management Board General Partner [Member]	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] USD ($)	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] EUR (€)	Sep. 30, 2012 Phantom Stock 2011 Plan [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase			€ 12,000
Common stock no par value (in Euros)	€ 1		€ 1.00
Stock option expiration period		eight years			five years	five years
Stock option vesting period		four years			four years	four years
Awards granted		2,102,947		310,005	173,819	173,819	23,407
Weighted average exercise price		$ 70.17	€ 57.3
Weighted average fair value per share granted		$ 15.53			$ 69.41	€ 53.68
Total fair value of granted shares		$ 32,654			$ 12,065